Other Current and Non-current Assets - Eagle Bulk Shipping Inc (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 11, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Other Current and Non-current Assets
Marketable securities, fair value			$ 99,232		$ 99,232		$ 86,029
Gain on investments			2,224	$ 6,438	13,203	$ 6,438
Dividend income			3,052		3,984
SBLK Common Stock
Other Current and Non-current Assets
Marketable securities, fair value			$ 99,200		$ 99,200
Marketable securities owned			4,070,214		4,070,214
Gain on investments					$ 13,200
Dividend income					$ 4,000
Eagle Bulk Shipping Inc.
Other Current and Non-current Assets
Number of shares of marketable securities acquired		1,552,865
Amount paid to acquire marketable securities		$ 68,200
Marketable securities, fair value							86,000
Common stock of SBLK received in exchange for each share of EGLE common stock owned	2.6211
Gain on investments							$ 17,900
Related party | Virage | Eagle Bulk Shipping Inc.
Other Current and Non-current Assets
Amount paid to acquire marketable securities		$ 24,400